PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Property, Plant And Equipment

9. PROPERTY, PLANT AND EQUIPMENT

A continuity schedule for the years ended December 31, 2021 and 2020 is as follows:

In Thousands of United States dollars	Construction in progress	Machinery and Office equipment	Buildings	Vehicles	Land	Subtotal	Right of use assets	Total
Cost at January 1, 2020	$103	$2	$-	$41	$-	$146	$306	$452
Additions	35	77	-	-	122	234	-	234
Business combinations (Note 11)	-	41	-	-	-	41	85	126
Foreign exchange translation	(2)	10	-	(2)	9	15	(12)	3
Cost as at December 31, 2020	136	130	-	39	131	436	379	815
Additions	852	1,915	1,002	4	-	3,773	732	4,505
Disposals	-	(19)	-	-	-	(19)	-	(19)
Business combinations (Note 11)	-	124	-	-	-	124	501	625
Foreign exchange translation	(83)	(159)	(74)	(6)	(19)	(341)	(80)	(421)
Cost as at December 31, 2021	905	1,991	928	37	112	3,973	1,532	5,505

Accumulated depreciation
As at January 1, 2020	-	(2)	-	-	-	(2)	(15)	(17)
Depreciation	-	(14)	-	(4)	-	(18)	(42)	(60)
Foreign exchange translation	-	(5)	-	-	-	(5)	(4)	(9)
Accumulated depreciation as at December 31, 2020	-	(21)	-	(4)	-	(25)	(61)	(86)
Depreciation	-	(192)	(47)	(7)	-	(246)	(279)	(525)
Disposals	-	29	(1)	-	-	28	11	39
Foreign exchange translation	-	15	4	1	-	20	26	46
Accumulated depreciation as at December 31, 2021	-	(169)	(44)	(10)	$-	(223)	(303)	(526)

Carrying value
As at December 31, 2020	136	109	-	35	131	411	318	729
As at December 31, 2021	$905	$1,822	$884	$27	$112	$3,750	$1,229	$4,979

The Company’s property, plant and equipment is domiciled in Colombia and the United States.

As at December 31, 2021, the Company’s property, plant and equipment have no significant restrictions on title or pledges as security for liabilities, and there are no significant commitments for future purchases.